                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3984

                      (Investment Company Act File Number)

                      Federated International Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05

               Date of Reporting Period: Six months ended 5/31/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

14TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$12.63		$11.76	$10.06	$ 8.97		$8.63	$9.68
Income From Investment Operation:
Net investment income	0.12	[1]	0.27 [1]	0.31 [1]	0.30	[1,2]	0.34 [1]	0.43 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.49)		1.36	1.93	0.79	[2]	--	(1.30)
TOTAL FROM INVESTMENT OPERATIONS	(0.37)		1.63	2.24	1.09		0.34	(0.87)
Less Distributions:
Distributions from net investment income	(0.71)		(0.76)	(0.54)	--		--	(0.02)
Distribution from paid-in capital [3]	--		--	--	--		--	(0.16)
TOTAL FROM DISTRIBUTIONS	(0.71)		(0.76)	(0.54)	--		--	(0.18)
Net Asset Value, End of Period	$11.55		$12.63	$11.76	$10.06		$8.97	$8.63
Total Return [4]	(3.09)%		14.59%	23.25%	12.15%		3.94%	(9.15)%

Ratios to Average Net Assets:
Expenses	0.89	% [5]	0.90%	1.25%	1.73%		1.58%	1.55%
Net investment income	2.08	% [5]	2.36%	2.80%	3.27	% [2]	3.85%	4.68%
Expense waiver/reimbursement [6]	0.68	% [5]	0.78%	0.64%	0.55%		0.38%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,609		$101,956	$88,753	$33,663		$63,587	$72,867
Portfolio turnover	40%		80%	126%	208%		436%	116%

1 Based on average of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long- term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios, and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$12.32		$11.51	$ 9.86	$8.86		$8.58	$9.66
Income From Investment Operations:
Net investment income	0.08	[1]	0.19 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.49)		1.32	1.90	0.76	[2]	--	(1.29)
TOTAL FROM INVESTMENT OPERATIONS	(0.41)		1.51	2.13	1.00		0.28	(0.94)
Less Distributions:
Distributions from net investment income	(0.62)		(0.70)	(0.48)	--		--	(0.01)
Distribution from paid-in capital [3]	--		--	--	--		--	(0.13)
TOTAL FROM DISTRIBUTIONS	(0.62)		(0.70)	(0.48)	--		--	(0.14)
Net Asset Value, End of Period	$11.29		$12.32	$11.51	$9.86		$8.86	$8.58
Total Return [4]	(3.54)%		13.80%	22.43%	11.29%		3.26%	(9.84)%

Ratios to Average Net Assets:
Expenses	1.62	% [5]	1.62%	1.97%	2.45%		2.30%	2.27%
Net investment income	1.35	% [5]	1.64%	2.09%	2.58	% [2]	3.14%	3.90%
Expense waiver/reimbursement [6]	0.49	% [5]	0.56%	0.42%	0.33%		0.16%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$17,267		$17,727	$16,051	$9,433		$6,952	$7,678
Portfolio turnover	40%		80%	126%	208%		436%	116%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$12.29		$11.50	$ 9.86	$8.86		$8.58	$9.67
Income From Investment Operations:
Net investment income	0.08	[1]	0.18 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.49)		1.32	1.90	0.76	[2]	--	(1.29)
TOTAL FROM INVESTMENT OPERATIONS	(0.41)		1.50	2.13	1.00		0.28	(0.94)
Less Distributions:
Distributions from net investment income	(0.63)		(0.71)	(0.49)	--		--	(0.02)
Distribution from paid-in capital [3]	--		--	--	--		--	(0.13)
TOTAL FROM DISTRIBUTIONS	(0.63)		(0.71)	(0.49)	--		--	(0.15)
Net Asset Value, End of Period	$11.25		$12.29	$11.50	$9.86		$8.86	$8.58
Total Return [4]	(3.51)%		13.74%	22.51%	11.29%		3.26%	(9.91)%

Ratios to Average Net Assets:
Expenses	1.62	% [5]	1.62%	1.97%	2.45%		2.30%	2.27%
Net investment income	1.35	% [5]	1.64%	2.10%	2.57	% [2]	3.14%	3.91%
Expense waiver/reimbursement [6]	0.49	% [5]	0.56%	0.42%	0.33%		0.16%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$42,103		$36,885	$23,051	$5,841		$2,675	$2,720
Portfolio turnover	40%		80%	126%	208%		436%	116%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 969.10	$4.37
Class B Shares	$1,000	$ 964.60	$7.93
Class C Shares	$1,000	$ 964.90	$7.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.49	$4.48
Class B Shares	$1,000	$1,016.85	$8.15
Class C Shares	$1,000	$1,016.85	$8.15

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.62%
Class C Shares	1.62%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	55.6%	Aaa	61.4%
AA	15.8%	Aa	11.6%
A	5.9%	A	8.6%
BBB	11.7%	Baa	15.6%
BB	3.3%	Ba	0.0%
Not Rated by S&P 2	5.5%	Not Rated by Moody's 2	0.6%
Cash Equivalents [3]	0.3%	Cash Equivalents [3]	0.3%
Other Assets and Liabilities--Net [4]	1.9%	Other Assets and Liabilities--Net [4]	1.9%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.6% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of those NRSROs.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 See Statement of Assets and Liabilities.

At May 31, 2005, the Fund's issuer country and currency exposure composition5 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Germany	12.8%	0.0%
United States [6]	12.6%	0.0%
United Kingdom	10.7%	7.0%
Netherlands	9.1%	0.0%
France	8.1%	1.4%
Canada	7.6%	5.5%
Japan	7.0%	34.9%
Italy	6.1%	0.0%
Austria	5.4%	0.0%
Luxembourg	3.9%	0.0%
Australia	3.3%	3.3%
Ireland	2.9%	0.0%
Norway	2.6%	0.0%
Spain	2.5%	0.0%
Finland	1.1%	0.0%
Mexico	1.0%	1.1%
Sweden	0.6%	0.6%
Denmark	0.5%	0.0%
Euro	0.0%	42.8%
Swiss Franc	0.0%	1.2%
Cash Equivalents [3]	0.3%	0.3%
Other Assets and Liabilities--Net [4]	1.9%	1.9%
TOTAL	100.0%	100.0%

5 This table depicts the fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities, or the country from which a majority of the Issuer's revenue is derived.

6 Consists of non-U.S. dollar denominated fixed-income securities issued by an entity domiciled in the United States.

Portfolio of Investments

May 31, 2005 (unaudited)

Foreign Currency Par Amount		Credit Rating	Value in U.S. Dollars
	BONDS--97.8%
	AUSTRALIAN DOLLAR--3.3%
	State/Provincial--3.3%
4,025,000	New South Wales, State of, Local Govt. Guarantee, 6.50%, 5/1/2006	AAA/Aaa	$3,072,846
4,100,000	New South Wales, State of, Local Govt. Guarantee, (Series 12RG), 6.00%, 5/1/2012	AAA/Aaa	3,193,098
	TOTAL AUSTRALIAN DOLLARS		6,265,944
	BRITISH POUND--7.1%
	Retailers--1.0%
1,000,000	Wal-Mart Stores, Inc., 4.75%, 1/29/2013	AA/Aa2	1,810,560
	Sovereign--5.3%
3,300,000	United Kingdom, Government of, Bond, 5.00%, 3/7/2008	AAA/Aaa	6,117,563
2,100,000	United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	AAA/Aaa	3,976,181
	TOTAL		10,093,744
	Telecommunications & Cellular--0.8%
800,000	France Telecommunications, Unsub., (Series MTN1), 7.00%, 11/10/2005	BBB+/Baa2	1,465,093
	TOTAL BRITISH POUND		13,369,397
	CANADIAN DOLLAR--5.5%
	Sovereign--5.5%
4,600,000	Canada, Government of, 5.00%, 6/1/2014	AAA/Aaa	3,961,600
7,450,000	Canada, Government of, 5.25%, 6/1/2012	AAA/Aaa	6,475,363
	TOTAL CANADIAN DOLLARS		10,436,963
	EURO--42.8%
	Automotive--0.6%
1,200,000	General Motors Corp., Bond, (Series EMTN), 8.375%, 7/5/2033	BB/Baa3	1,109,341
Foreign Currency Par Amount		Credit Rating	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Banking--2.2%
700,000	Danske Bank A/S, (Series EMTN), 4.10%, 3/16/2018	A/Aa2	$888,088
1,500,000	Hypovereinsbank LUX, 3.866%, 12/18/2008	NR/Baa2	1,891,970
900,000	Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049	A3	1,340,844
	TOTAL		4,120,902
	Beverage & Tobacco--1.5%
2,200,000	Coca-Cola HBC Finance PLC, Company Guarantee, (Series EMTN), 5.25%, 6/27/2006	A/A3	2,788,426
	Cable & Wireless Television--1.0%
1,475,000	Hellenic Telecommunication Organization SA, Company Guarantee, (Series REGS), 6.125%, 2/7/2007	A-/A2	1,921,696
	Finance - Automotive--1.3%
2,000,000	General Motors Acceptance Corp., Note, (Series EMTN), 5.75%, 2/14/2006	BB/Baa2	2,469,959
	Industrial Products & Equipment--2.2%
3,200,000	Tyco International Group SA, Company Guarantee, 6.125%, 4/4/2007	BBB/Baa3	4,179,340
	Insurance--0.4%
700,000	Allianz Finance BV, Sub., (Series XW), 4.375%, 2/28/2049	A/A2	854,321
	Oil & Gas--1.0%
1,400,000	Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007	BBB-/Baa1	1,895,305
	Sovereign--25.7%
4,000,000	Bundesrepublic Deutschland, 4.00%, 1/4/2037	AAA/Aaa	5,067,403
5,400,000	Bundesschatzanweisungen, Note, 2.50%, 3/23/2007	AAA/Aaa	6,688,160
950,000	Bundesschatzanweisungen, Note, 2.75%, 12/16/2005	NR/Aaa	1,173,114
1,550,000	Finland, Government of, Sr. Unsub., 4.25%, 7/4/2015	AAA/Aaa	2,071,193
1,900,000	France, Government of, 4.75%, 4/25/2035	AAA/Aaa	2,712,744
1,800,000	France, Government of, Bond, 4.00%, 4/25/2055	AAA/Aaa	2,280,775
2,250,000	France, Government of, Bond, 4.25%, 4/25/2019	AAA/Aaa	2,989,233
Foreign Currency Par Amount		Credit Rating	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Sovereign--continued
3,450,000	France, Government of, Bond, 4.75%, 10/25/2012	AAA/Aaa	$4,729,613
950,000	France, Government of, O.A.T., 4.00%, 10/25/2009	AAA/Aaa	1,237,176
2,500,000	Germany, Government of, 4.75%, 7/4/2028	AAA/Aaa	3,524,762
2,770,000	Germany, Government of, Bond, 4.50%, 1/4/2013	AAA/Aaa	3,737,895
1,700,000	Germany, Government of, Bond, 5.00%, 7/4/2011	AAA/Aaa	2,343,339
1,105,000	Germany, Government of, Bond, 5.50%, 1/4/2031	AAA/Aaa	1,731,943
2,600,000	Italy, Government of, Sr. Unsub., 5.25%, 8/1/2017	AA-/Aa2	3,730,534
3,200,000	Spain, Government of, Bond, 5.50%, 7/30/2017	AAA/Aaa	4,737,309
	TOTAL		48,755,193
	Supranational--0.2%
310,000	Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	A/A2	429,917
	Telecommunications & Cellular--6.7%
3,200,000	Deutsche Telekom International Finance BV, Company Guarantee, 6.375%, 7/11/2006	BBB+/Baa1	4,104,720
2,500,000	MMO2 PLC, Sr. Unsub., (Series EMTN), 6.375%, 1/25/2007	BBB-/Baa2	3,261,879
1,000,000	Royal KPN NV, Conv. Sub., (Series 4-1), 3.50%, 11/24/2005	BBB+/Baa2	1,236,087
3,300,000	Telekomunikacja Polska S.A. Eurofinance BV, Company Guarantee, (Series EMTN), 6.625%, 3/1/2006	BBB/Baa2	4,188,526
	TOTAL		12,791,212
	TOTAL EURO		81,315,612
	FRENCH FRANC--1.4%
	Finance - Automotive--1.4%
14,500,000	Ford Motor Credit Co., Note, 6.75%, 3/13/2006	BB+/A3	2,737,280
	JAPANESE YEN--34.9%
	Banking--13.9%
535,000,000	Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008	AAA/Aaa	5,031,075
460,000,000	DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008	AAA/Aaa	4,316,884
Foreign Currency Par Amount		Credit Rating	Value in U.S. Dollars
	BONDS--continued
	JAPANESE YEN--continued
	Banking--continued
120,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016		$1,132,003
580,000,000	KFW International Finance, 1.75%, 3/23/2010	AAA/Aaa	5,697,664
555,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	AAA/Aaa	5,463,325
500,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	NR/Aaa	4,874,925
	TOTAL		26,515,876
	Finance--2.6%
175,000,000	General Electric Capital Corp., (Series EMTN), 1.40%, 11/2/2006	AAA/Aaa	1,643,825
360,000,000	General Electric Capital Corp., Sr. Unsub., 0.10%, 12/20/2005	AAA/Aaa	3,316,747
	TOTAL		4,960,572
	Financial Intermediaries--2.6%
500,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	AA+/Aaa	4,912,701
	Pharmaceutical--1.5%
300,000,000	Pfizer, Inc., Bond, (Series INTL), 0.80%, 3/18/2008	AAA/Aaa	2,799,781
	Sovereign--8.3%
417,000,000	Italy, Government of, 0.65%, 3/20/2009	AA-/Aa2	3,908,354
400,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	AA-/Aa2	3,934,031
450,000,000	Japan, Government of, Bond, 0.50%, 6/20/2013	AA-/A2	3,992,481
425,000,000	Japan, Government of, Bond, 0.80%, 3/20/2013	AA-/Aa	3,878,842
	TOTAL		15,713,708
	State/Provincial--2.1%
400,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	AA/Aa2	3,939,190
	Supranational--2.9%
563,000,000	Inter-American Development Bank, 1.90%, 7/8/2009	AAA/Aaa	5,542,854
	Telecommunications & Cellular--1.0%
200,000,000	Deutsche Telekom International Finance BV, Company Guarantee, 2.00%, 6/15/2005	BBB+/Baa1	1,843,921
	TOTAL JAPANESE YEN		66,228,603
Foreign Currency Par Amount or Principal Amount		Credit Rating	Value in U.S. Dollars
	BONDS--continued
	MEXICAN PESO--1.0%
	Sovereign--1.0%
24,000,000	Mexico, Government of, Bond, 8.00%, 12/19/2013	A/Baa1	$1,993,100
	SWEDISH KRONA--0.6%
	Sovereign--0.6%
8,000,000	Sweden, Government of, Bond, 5.25%, 3/15/2011	AAA/Aaa	1,210,512
	SWISS FRANC--1.2%
	Brokerage--1.2%
2,700,000	Credit Suisse First Boston, London, Jr. Sub. Note, 4.375%, 7/29/2049	A-/A1	2,274,060
	TOTAL BONDS (IDENTIFIED COST $182,098,851)		185,831,471
	PURCHASE CALL OPTIONS--0.0%
9,435,750	BONY EURO CALL/USD PUT, Expiration Date 6/10/2005, (IDENTIFIED COST $69,825)		9,436
	PURCHASE PUT OPTIONS--0.0%
1,900,000	State Street MXN PUT/USD CALL, Expiration Date 6/10/2005, (IDENTIFIED COST $21,945)		57
	REPURCHASE AGREEMENT--0.3%
$605,000	Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $605,052 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)		605,000
	TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $182,795,621) [1]		186,445,964
	OTHER ASSETS AND LIABILITIES - NET--1.9%		3,532,891
	TOTAL NET ASSETS--100%		$189,978,855

1 The cost of investments for federal tax purposes amounts to $183,890,137.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $182,795,621)		$186,445,964
Cash		111,597
Cash denominated in foreign currency (identified cost $739,975)		724,173
Income receivable		2,924,550
Receivable for foreign currency exchange contracts		2,223,528
Receivable for shares sold		636,475
TOTAL ASSETS		193,066,287
Liabilities:
Payable for shares redeemed	$505,593
Payable for foreign currency exchange contracts	2,330,033
Payable for transfer and dividend disbursing agent fees and expenses	26,362
Payable for distribution services fee (Note 5)	47,837
Payable for shareholder services fee (Note 5)	33,893
Accrued expenses	143,714
TOTAL LIABILITIES		3,087,432
Net assets for 16,583,530 shares outstanding		$189,978,855
Net Assets Consist of:
Paid-in capital		$184,331,703
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,416,922
Accumulated net realized gain on investments and foreign currency transactions		654,736
Undistributed net investment income		1,575,494
TOTAL NET ASSETS		$189,978,855
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($130,608,984 ÷ 11,312,410 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.55
Offering price per share (100/95.50 of $11.55) [1]		$12.09
Redemption proceeds per share		$11.55
Class B Shares:
Net asset value per share ($17,266,877 ÷ 1,528,969 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.29
Offering price per share		$11.29
Redemption proceeds per share (94.50/100 of $11.29) [1]		$10.67
Class C Shares:
Net asset value per share ($42,102,994 ÷ 3,742,151 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$11.25
Offering price per share (100/99.00 of $11.25) [1]		$11.36
Redemption proceeds per share (99.00/100 of $11.25) [1]		$11.14

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Interest			$2,575,069
Expenses:
Investment adviser fee (Note 5)		$650,420
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		25,641
Transfer and dividend disbursing agent fees and expenses		82,339
Directors'/Trustees' fees		3,107
Auditing fees		8,975
Legal fees		3,431
Portfolio accounting fees		24,267
Distribution services fee--Class A Shares (Note 5)		144,244
Distribution services fee--Class B Shares (Note 5)		64,461
Distribution services fee--Class C Shares (Note 5)		153,227
Shareholder services fee--Class A Shares (Note 5)		117,105
Shareholder services fee--Class B Shares (Note 5)		21,487
Shareholder services fee--Class C Shares (Note 5)		51,022
Share registration costs		27,304
Printing and postage		14,326
Insurance premiums		4,421
Taxes		7,584
Interest expense		76
Miscellaneous		1,730
TOTAL EXPENSES		1,519,852
Waivers (Note 5):
Waiver of investment adviser fee	$(404,820)
Waiver of administrative personnel and services fee	(21,571)
Waiver of distribution services fee--Class A Shares	(110,812)
TOTAL WAIVERS		(537,203)
Net expenses			982,649
Net investment income			1,592,420
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency:
Net realized gain on investments, options and foreign currency transactions			5,804,396
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(13,663,806)
Net realized and unrealized loss on investments, options and foreign currency			(7,859,410)
Change in net assets resulting from operations			$(6,266,990)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,592,420	$2,980,877
Net realized gain on investments, options and foreign currency transactions	5,804,396	5,785,659
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(13,663,806)	9,737,274
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,266,990)	18,503,810
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,684,738)	(5,723,276)
Class B Shares	(820,104)	(1,030,474)
Class C Shares	(1,895,665)	(1,563,016)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,400,507)	(8,316,766)
Share Transactions:
Proceeds from sale of shares	76,583,949	83,303,594
Net asset value of shares issued to shareholders in payment of distributions declared	4,860,849	4,597,074
Cost of shares redeemed	(33,366,076)	(69,375,488)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	48,078,722	18,525,180
Change in net assets	33,411,225	28,712,224
Net Assets:
Beginning of period	156,567,630	127,855,406
End of period (including undistributed net investment income of $1,575,494 and $8,383,581, respectively)	$189,978,855	$156,567,630

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholders services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation )
Contracts Purchased:
June 7, 2005	2,052,632 Euros	$ 2,638,863	$ 2,526,403	$(112,460)
June 7, 2005	7,026,435 Euros	$ 9,084,126	$ 8,648,219	$(435,907)
August 9, 2005	9,000,000 Euros	$ 11,412,456	$ 11,099,265	$(313,191)
August 9, 2005	6,000,000 Euros	$ 7,536,297	$ 7,399,510	$(136,787)
June 7, 2005	6,240,000 Pound Sterling	$ 11,943,681	$11,334,741	$(608,940)
August 9, 2005	1,707,359,500 Japanese Yen	$ 16,259,792	$15,830,024	$(429,768)
August 9, 2005	1,117,568,000 Japanese Yen	$ 10,642,998	$10,361,690	$(281,308)

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation )
Contracts Sold:
June 7, 2005	9,116,143 Euros	$11,943,681	$ 11,220,256	$ 723,425
August 9, 2005	12,708,768 Euros	$16,259,792	$ 15,673,110	$ 586,682
August 9, 2005	8,318,642 Euros	$10,642,998	$ 10,258,980	$ 384,018
June 7, 2005	1,418,882 Pound Sterling	$ 2,638,863	$ 2,577,348	$ 61,515
June 7, 2005	4,821,118 Pound Sterling	$ 9,084,126	$ 8,757,392	$ 326,734
August 9, 2005	1,215,675,000 Japanese Yen	$ 11,412,456	$ 11,271,302	$ 141,154
August 9, 2005	814,092,000 Japanese Yen	$ 7,536,297	$ 7,547,969	$ (11,672)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ (106,505)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,900,900	$58,376,483	4,962,902	$57,679,432
Shares issued to shareholders in payment of distributions declared	259,793	3,096,734	272,571	3,088,224
Shares redeemed	(1,919,999)	(23,027,611)	(4,709,494)	(54,245,929)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,240,694	$38,445,606	525,979	$6,521,727

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	402,014	$4,688,485	545,993	$6,237,015
Shares issued to shareholders in payment of distributions declared	49,370	577,631	57,330	638,088
Shares redeemed	(361,591)	(4,298,122)	(558,722)	(6,297,739)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	89,793	$967,994	44,601	$577,364

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,159,095	$13,518,981	1,703,062	$19,387,147
Shares issued to shareholders in payment of distributions declared	101,844	1,186,484	78,447	870,762
Shares redeemed	(520,247)	(6,040,343)	(784,904)	(8,831,820)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	740,692	$8,665,122	996,605	$11,426,089
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,071,179	$48,078,722	1,567,185	$18,525,180

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $183,890,137. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $2,555,827. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,703,087 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,147,260.

At November 30, 2004, the Fund had a capital loss carryforward of $4,391,303 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,008,740
2009	$1,210,965
2010	$ 171,598

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $101,409 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $26,025 in sales charges from the sale of Class A Shares. FSC also retained $1,867 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$109,110,792
Sales	$66,607,065

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
Germany	12.8%
United States	12.6%
United Kingdom	10.7%
Netherlands	9.1%
France	8.1%
Canada	7.6%
Japan	7.0%
Italy	6.1%
Austria	5.4%
Luxembourg	3.9%
Australia	3.3%
Ireland	2.9%
Norway	2.6%
Spain	2.5%
Finland	1.1%
Mexico	1.0%
Sweden	0.6%
Denmark	0.5%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2005, there were no outstanding loans. During the six months ended May 31, 2005, the maximum outstanding borrowing was $594,000. The Fund had an average outstanding daily balance of $457,000 with a high and low interest rate of 2.81% and 2.50%, respectively, representing only the days LOC was utilized. Interest expense totaled $76 for the six months ended May 31, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

2061602 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

21ST SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$16.97		$14.51		$12.14		$14.92		$22.14		$29.16
Income From Investment Operations:
Net investment income (loss)	0.03	[1]	(0.03	) [1]	0.04	[1]	(0.01	) [1]	0.02	[1]	(0.03	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.47)		2.50		2.33		(2.77)		(5.60)		(3.58)
TOTAL FROM INVESTMENT OPERATIONS	(0.44)		2.47		2.37		(2.78)		(5.58)		(3.61)
Less Distributions:
Distributions from net investment income	--		(0.01)		--		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)		(3.41)
TOTAL DISTRIBUTIONS	0.00		(0.01)		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$16.53		$16.97		$14.51		$12.14		$14.92		$22.14
Total Return [2]	(2.59	)% [3]	17.02	[4]	19.52%		(18.63)%		(27.32)%		(14.69)%

Ratios to Average Net Assets:
Expenses	1.81	% [5,6]	1.82	% [6]	1.79	% [6]	1.72	% [6]	1.60%		1.54%
Net investment income (loss)	0.40	% [5]	(0.19)%		0.35%		(0.05)%		0.10%		(0.11)%
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$183,359		$219,439		$210,332		$264,843		$349,203		$486,558
Portfolio turnover	48%		74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[9]	$0.00	[9]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Differs from the total return in the Market Overview due to adjusting entries made for financial statement purposes only.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.81%, 1.82%, 1.79%, and 1.72% for the six months ended May 31, 2005, and for the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.44		$13.30		$11.22		$13.89		$20.86		$27.87
Income From Investment Operations:
Net investment loss	(0.03	) [1]	(0.14	) [1]	(0.04	) [1]	(0.10	) [1]	(0.11	) [1]	(0.22	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.42)		2.28		2.12		(2.57)		(5.22)		(3.38)
TOTAL FROM INVESTMENT OPERATIONS	(0.45)		2.14		2.08		(2.67)		(5.33)		(3.60)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$14.99		$15.44		$13.30		$11.22		$13.89		$20.86
Total Return [2]	(2.91)	% [3]	16.09	% [4]	18.54%		(19.22)%		(27.84)%		(15.41)%

Ratios to Average Net Assets:
Expenses	2.57	% [5,6]	2.57	% [6]	2.54	% [6]	2.47	% [6]	2.35%		2.29%
Net investment loss	(0.34	)% [5]	(0.95)%		(0.40)%		(0.79)%		(0.64)%		(0.85)%
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,396		$39,549		$39,772		$41,084		$64,928		$97,339
Portfolio turnover	48%		74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[9]	$0.00	[9]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Differs from the total return in the Market Overview due to adjusting entries made for financial statement purposes only.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.57%, 2.57%, 2.54%, and 2.47% for the six months ended May 31, 2005, and for the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment loss ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.24		$13.12		$11.06		$13.70		$20.59		$27.50
Income From Investment Operations:
Net investment loss	(0.03	) [1]	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]	(0.10	) [1]	(0.21	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.43)		2.25		2.10		(2.54)		(5.15)		(3.29)
TOTAL FROM INVESTMENT OPERATIONS	(0.46)		2.12		2.06		(2.64)		(5.25)		(3.50)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$14.78		$15.24		$13.12		$11.06		$13.70		$20.59
Total Return [2]	(3.02	)% [3]	16.16	% [4]	18.63%		(19.27)%		(27.81)%		(15.24)%

Ratios to Average Net Assets:
Expenses	2.57	% [5,6]	2.57	% [6]	2.54	% [6]	2.47	% [6]	2.35%		2.29%
Net investment loss	(0.33	)% [5]	(0.98)%		(0.40)%		(0.79)%		(0.64)%		(0.82)%
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,504		$64,211		$66,305		$56,214		$67,125		$73,717
Portfolio turnover	48%		74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[9]	$0.00	[9]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Differs from the total return in the Market Overview due to adjusting entries made for financial statement purposes only.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.57%, 2.57%, 2.54%, and 2.47% for the six months ended May 31, 2005, and for the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment loss ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 974.10	$ 8.91
Class B Shares	$1,000	$ 970.90	$12.63
Class C Shares	$1,000	$ 969.80	$12.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.91	$ 9.10
Class B Shares	$1,000	$1,012.12	$12.89
Class C Shares	$1,000	$1,012.12	$12.89

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.81%
Class B Shares	2.57%
Class C Shares	2.57%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	26.8%
Japan	18.0%
Switzerland	11.3%
France	9.6%
Germany	9.0%
Netherlands	5.9%
Canada	3.7%
United States	2.0%
Denmark	1.9%
Hong Kong	1.6%
Ireland	1.4%
Taiwan	1.4%
Spain	1.3%
Greece	1.0%
Russia	1.0%
Australia	0.9%
Hungary	0.7%
Cash Equivalents [2]	2.5%
Other Assets and Liabilities--Net [3]	0.0%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities. Represents less than 0.10%.

At May 31, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	18.6%
Healthcare	14.9%
Industrials	14.9%
Information Technology	10.3%
Consumer Discretionary	10.0%
Materials	9.8%
Consumer Staples	8.0%
Telecommunication Services	7.5%
Energy	3.5%
Cash Equivalents [2]	2.5%
Other Assets and Liabilities--Net [3]	0.0%
TOTAL	100.0%

4 Except for Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.6%
		Australia--0.9%
271,200		Toll Holdings Ltd.	$2,554,089
		Canada--3.7%
360,000	[1]	Celestica, Inc.	4,590,000
141,300	[1]	Glamis Gold Ltd.	2,019,177
272,300		Placer Dome, Inc.	3,681,496
		TOTAL	10,290,673
		Denmark--1.9%
466,500		GN Store Nord AS	5,356,703
		France--9.6%
220,200		AXA	5,364,056
51,300		BNP Paribas SA	3,447,914
102,600		Sanofi-Aventis	9,245,785
69,300		Schneider Electric SA	5,095,138
73,200		Technip SA	3,233,089
		TOTAL	26,385,982
		Germany, Federal Republic of--8.1%
26,000		Allianz AG Holding	3,061,593
71,200		Bayerische Motoren Werke AG	3,082,650
42,200		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	6,953,178
126,700		Siemens AG	9,249,262
		TOTAL	22,346,683
		Greece--1.0%
158,700		Hellenic Telecommunication Organization SA	2,851,043
		Hong Kong--1.6%
461,000		Sun Hung Kai Properties	4,386,347
		Hungary--0.7%
511,100		Magyar Telekom	1,980,531
		Ireland--1.4%
145,900		CRH PLC	3,706,364
		Japan--18.0%
96,000		Astellas Pharma, Inc.	3,422,382
28,500		Hoya Corp.	3,174,574
62,200		Itoen Ltd.	2,961,153
150,600		Japan Synth Rubber	3,161,325
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--continued
800		Mitsubishi Tokyo Financial Group, Inc.	$6,637,753
1,000		Mizuho Financial Group, Inc.	4,712,537
355,000		Sharp Corp.	5,496,412
653,000		Shimizu Corp.	2,895,763
916,000		Sumitomo Chemical Co.	4,288,183
85,500		Takeda Pharmaceutical Co. Ltd.	4,112,254
901,000		Toshiba Corp.	3,675,288
149,500		Toyota Motor Corp.	5,297,017
		TOTAL	49,834,641
		Netherlands--5.9%
162,700		ABN AMRO Holdings NV	3,776,271
387,400	[1]	ASM Lithography Holding NV	6,228,904
99,400		ING Groep N.V.	2,748,086
132,000		TNT NV	3,378,221
		TOTAL	16,131,482
		Russia--1.0%
82,550		Surgutneftegaz, ADR	2,740,660
		Spain--1.3%
146,100		Repsol YPF SA	3,646,962
		Switzerland--11.3%
88,600		Lonza AG	5,406,053
12,600		Nestle SA	3,315,331
226,300		Novartis AG	11,040,321
46,425		Roche Holding AG	5,847,709
72,000		UBS AG	5,549,662
		TOTAL	31,159,076
		Taiwan, Province of China--1.4%
5,073,000	[1]	Nanya Technology Corp.	3,879,360
		United Kingdom--26.8%
711,400		Amvescap PLC	4,163,797
871,500		BAE Systems PLC	4,259,415
622,100		British Airways	3,095,864
459,700		Capita Group PLC	3,198,812
220,000		Diageo PLC	3,157,871
89,339		GlaxoSmithKline PLC	2,205,819
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		United Kingdom--continued
1,968,460		Hays PLC	$4,442,696
1,371,620		ITV PLC	2,854,293
244,800		InterContinental Hotels Group PLC	2,835,769
121,700		Land Securities Group PLC	3,157,322
177,900		Reckitt Benckiser PLC	5,428,309
161,930		Rio Tinto PLC	4,825,921
146,147		Royal Bank of Scotland PLC, Edinburgh	4,289,736
177,700		Smiths Industries	2,839,195
1,279,000		Tesco PLC	7,271,591
6,297,227		Vodafone Group PLC	15,864,034
		TOTAL	73,890,444
		United States--2.0%
332,028		News Corp., Inc.	5,548,188
		TOTAL COMMON STOCKS (IDENTIFIED COST $244,490,021)	266,689,228
		PREFERRED STOCKS--0.9%
		Germany, Federal Republic of--0.9%
154,700		ProSieben Sat.1 Media AG, Preference (identified cost $2,802,008)	2,557,724
		REPURCHASE AGREEMENT--2.5%
$6,918,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $6,918,592 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (at amortized cost)	6,918,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $254,210,029) [2]	276,164,952
		OTHER ASSETS AND LIABILITIES - NET--0.0%	94,195
		TOTAL NET ASSETS--100%	$276,259,147

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $254,210,029.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $254,210,029)		$276,164,952
Cash		2,805
Cash denominated in foreign currencies (identified cost $338,829)		335,537
Income receivable		1,342,781
Receivable for shares sold		222,661
TOTAL ASSETS		278,068,736
Liabilities:
Payable for shares redeemed	$998,013
Payable for transfer and dividend disbursing agent fee and expenses	410,024
Payable for distribution services fee (Note 5)	59,765
Payable for shareholder services fee (Note 5)	56,678
Payable for custodian fees	58,815
Accrued expenses	226,294
TOTAL LIABILITIES		1,809,589
Net assets for 17,344,418 shares outstanding		$276,259,147
Net Assets Consist of:
Paid-in capital		$449,083,057
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		21,926,586
Accumulated net realized loss on investments and foreign currency transactions		(194,992,601)
Accumulated net investment income		242,105
TOTAL NET ASSETS		$276,259,147
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($183,358,842 ÷ 11,092,315 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$16.53
Offering price per share (100/94.50 of $16.53) [1]		$17.49
Redemption proceeds per share (98/100 of $16.53) [1]		$16.20
Class B Shares:
Net asset value per share ($34,395,970 ÷ 2,294,381 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$14.99
Offering price per share		$14.99
Redemption proceeds per share (92.50/100 of $14.99) [1]		$13.87
Class C Shares:
Net asset value per share ($58,504,335 ÷ 3,957,722 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$14.78
Offering price per share (100/99.00 of $14.78) [1]		$14.93
Redemption proceeds per share (97.00/100 of $14.78) [1]		$14.34

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $53 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $461,237)			$3,316,664
Interest			37,699
TOTAL INVESTMENT INCOME			3,354,363
Expenses:
Investment adviser fee (Note 5)		$1,513,319
Administrative personnel and services fee (Note 5)		121,614
Custodian fees		75,818
Transfer and dividend disbursing agent fees and expenses		548,297
Directors'/Trustees' fees		3,736
Auditing fees		8,975
Legal fees		3,723
Portfolio accounting fees		26,576
Distribution services fee--Class B Shares (Note 5)		140,034
Distribution services fee--Class C Shares (Note 5)		232,194
Shareholder services fee--Class A Shares (Note 5)		239,041
Shareholder services fee--Class B Shares (Note 5)		46,678
Shareholder services fee--Class C Shares (Note 5)		77,227
Share registration costs		25,462
Printing and postage		41,930
Insurance premiums		4,982
Taxes		9,625
Interest expense		324
Miscellaneous		3,668
TOTAL EXPENSES		3,123,223
Waivers and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(6,300)
Fees paid indirectly from directed brokerage arrangements	(4,667)
TOTAL WAIVERS AND EXPENSE REDUCTION		(10,967)
Net expenses			3,112,256
Net investment income			242,107
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			34,609,080
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(42,409,732)
Net realized and unrealized loss on investments and foreign currency transactions			(7,800,652)
Change in net assets resulting from operations			$(7,558,545)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$242,107	$(1,396,401)
Net realized gain on investments and foreign currency transactions	34,609,080	38,343,602
Net increase due to reimbursement from Adviser (Note 5)	--	41,291
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(42,409,732)	12,015,961
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,558,545)	49,004,453
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(122,271)
Share Transactions:
Proceeds from sale of shares	37,685,798	95,157,998
Net asset value of shares issued to shareholders in payment of distributions declared	--	92,429
Cost of shares redeemed	(77,066,448)	(137,343,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,380,650)	(42,093,192)
Change in net assets	(46,939,195)	6,788,990
Net Assets:
Beginning of period	323,198,342	316,409,352
End of period (including undistributed net investment income of $242,105 and $(0), respectively)	$276,259,147	$323,198,342

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,517,669	$25,923,264	4,304,907	$67,501,490
Shares issued to shareholders in payment of distributions declared	_	_	6,037	92,429
Shares redeemed	(3,356,655)	(57,250,238)	(5,878,290)	(91,389,017)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,838,986)	$(31,326,974)	(1,567,346)	$(23,795,098)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	152,911	$2,364,178	321,976	$4,609,686
Shares redeemed	(419,748)	(6,515,664)	(751,268)	(10,750,361)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(266,837)	$(4,151,486)	(429,292)	$(6,140,675)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	614,293	$9,398,356	1,629,704	$23,046,822
Shares redeemed	(869,806)	(13,300,546)	(2,471,870)	(35,204,241)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(255,513)	$(3,902,190)	(842,166)	$(12,157,419)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,361,336)	$(39,380,650)	(2,838,804)	$(42,093,192)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $254,210,029. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $21,954,923. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,573,360 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,618,437.

At November 30, 2004, the Fund had a capital loss carryforward of $228,754,989 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 506,423
2009	$136,877,812
2010	$ 84,265,416
2011	$ 7,105,338

As a result of the tax-free transfer of assets from IAI International Fund certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $53 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $69,421 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $9,432 in sales charges from the sale of Class A Shares. FSC also retained $390 of contingent deferred sales charges relating to redemptions of Class A Shares and $621 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund charges a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the six months ended May 31, 2005, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $897, $165, and $274, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $646 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2005, the Fund's expenses were reduced by $4,667 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $41,291. The total amount relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$144,297,161
Sales	$184,275,455

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2005, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Financial	18.6%
Healthcare	14.9%
Industrials	14.9%
Information Technology	10.3%
Consumer Discretionary	10.0%
Materials	9.8%
Consumer Staples	8.0%
Telecommunication Services	7.5%
Energy	3.5%
Repurchase Agreement	2.5%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2005, there were no outstanding loans. During the six months ended May 31, 2005, the maximum outstanding borrowing was $3,742,000. The Fund had an average outstanding daily balance of $878,269 with a high and low interest rate of 3.5% and 2.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $324 for the six months ended May 31, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

8070112 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly
caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated International Series, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been
signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005